Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior unsecured notes	$ 1,347,159	$ 1,350,855
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	749,418	295,000
Mortgage and mezzanine loans receivable	16,748	170,972
Total assets	766,166	465,972
Mortgages payable	8,263,165	7,131,231
Senior unsecured notes	1,347,159	1,350,855
Revolving credit facility debt	0	295,870
Total debt	9,610,324	8,777,956
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	749,000	295,000
Mortgage and mezzanine loans receivable	17,000	171,000
Total assets	766,000	466,000
Mortgages payable	8,224,000	6,903,000
Senior unsecured notes	1,385,000	1,402,000
Revolving credit facility debt	0	296,000
Total debt	$ 9,609,000	$ 8,601,000